Income Taxes - Schedule of Significant Components of the Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Significant Components of the Income Tax Expenses [Abstract]
Current income tax expenses	$ 1,646,636	$ 1,425,811	$ 1,512,881
Deferred income tax (benefit) expenses	74,783	(5,670)	21,910
Total income tax expenses	$ 1,721,419	$ 1,420,141	$ 1,534,791